Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	23	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%

Class A-1b	4/20/27	04/22/2030	$175,000,000.00		SOFR +0.58%			4.25%

Class B	4/20/27	04/22/2030	$59,605,000.00	28	5.54%	03/13/2026	3.67223%	5.54%

Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds	$55,668,273.33
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$55,668,273.33

Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$62.93	$62.93	$0.00	$0.00	$55,668,210.40
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$55,668,210.40
Asset Representations Reviewer Fee	$39.56	$39.56	$0.00	$0.00	$55,668,170.84
Supplemental ARR Fee	$158.25	$158.25	$0.00	$0.00	$55,668,012.59
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$55,666,762.59
Servicing Fee	$681,304.75	$681,304.75	$0.00	$0.00	$54,985,457.84
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$52,294,832.09
Class A-1b Note Interest	$578,775.75	$578,775.75	$0.00	$0.00	$51,716,056.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,716,056.34
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$51,440,879.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,440,879.92
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$51,270,125.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$51,270,125.92
Class R Interest	$51,270,125.92	$51,270,125.92	$0.00	$0.00	$0.00

Total	$55,668,273.33	$55,668,273.33	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$578,775.75	$0.00	$0.00	$578,775.75
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,715,331.92	$0.00	$0.00	$3,715,331.92

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$3.31	$0.00	$3.31	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.25	$0.00	$4.25	$875,000,000.00	1.00	$875,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$437,500,000.00		437,500,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.